Investments - Summary of Total Assets, Liabilities and Capital (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Total Assets	$ 65,697,229	$ 92,363,312
Total Liabilities	2,826,688	1,979,391
Total Partners' Capital	62,870,541	90,383,921	$ 109,348,797	$ 134,945,871
SECOR Master Fund [Member]
Schedule of Investments [Line Items]
Total Assets	39,231,542	50,962,450
Total Liabilities	679,104	464,928
Total Partners' Capital	$ 38,552,438	$ 50,497,522